Consolidated Statements of Income and Comprehensive Income (Parentheticals)	12 Months Ended
	Mar. 31, 2024 $ / shares shares	Mar. 31, 2024 $ / shares shares	Mar. 31, 2023 $ / shares shares
Income Statement [Abstract]
Diluted	19,200,000	19,200,000	19,200,000
Diluted (in Dollars per share and Dollars per share) | (per share)	$ 0.04	$ 0.27	$ 0.31